                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 1999

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       King Investment Advisors, Inc.
Address:	1980 Post Oak Blvd., Suite 2400,
            Houston, TX 77056-3898



Form 13F File Number: 28-1717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Pam Holm
Title: Compliance Assistant
Phone: (713) 961-0462

Signature, Place, and Date of Signing:
Roger E. King				Houston, Texas   	   November 12, 1999

------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   88

Form 13F Information Table Value Total: $653,504,677

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5
COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- -------------------
--- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/
PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN
CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- -
--- -------- ------------ -------- -------- --------

NameofIsTitleofCCUSI
P
Value(x$1000
)Shares/PrnA
mt
Sh/Prn
Put/CallInvestmeOtherManSoleVtgASharedVtNoVtgAuthority





AbbottLaCommon
002824100
$961
26,200
Sole
26,200
0
0

AckerleyCommon
004527107
$418
33,920
Sole
8,188
25,732
0
8,188
AdelphiaCommon
006848105
$10,811
183,820
Sole
154,816
0
29,004

AllstateCommon
020002101
$569
22,818
Sole
22,818
0
0

AmericanCommon
025816109
$202
1,500
Sole
1,500
0
0

AmericanCommon
026874107
$540
6,210
Sole
6,210
0
0

AstoriaFCommon
046265104
$13,773
447,889
Sole
402,031
0
45,858

AT&TcorpCommon
001957109
$4,138
95,131
Sole
95,131
0
0

AT&TnewLCommon
001957208
$2,966
79,484
Sole
79,484
0
0

AutomatiCommon
053015103
$2,565
57,463
Sole
406,117
57,463
0
0
BeckmanCCommon
075811109
$20,223
448,154
Sole
52,290,406,117
0
42,037

BlockH&Rcommon
093671105
$2,272
52,290
Sole
0
52,290
0
0
BMCSoftwCommon
097923105
$19,766
276,200
Sole
249,805
0
26,395

BoeingCoCommon
097923105
$3,781
88,741
Sole
88,741
0
0

BoiseCasCommon
097383103
$598
16,425
Sole
0
16,425
0
0
CabletroCommon
126920107
$1,502
95,720
Sole
82,232
0
13,488

CablevisCommon
12686C109
$25,258
347,185
Sole
29,182,318,003
0
29,182

CatellusCommon
149111106
$315
26,820
Sole
18,160
0
8,660

CBSCorpoCommon
126920107
$3,093
66,875
Sole
47,085
0
19,790

CendantCCommon
151313103
$44,589
960,150
Sole
887,543
0
72,607

CenturyCCommon
156503104
$1,980
42,625
Sole
36,433
0
6,192

ChevronCCommon
166751107
$355
4,000
Sole
4,000
0
0

CitizensCommon
177342201
$7,348
649,846
Sole
119,059,530,787
0
119,059

ClearnetCommon
184902104
$16,291
901,928
Sole
825,288
0
76,640

ConvergeCommon
211914403
$951
91,700
Sole
91,700
0
0

CrownCorCommon
228255105
$2,436
100,470
Sole
100,470
0
0

CSGCorpoCommon
126349109
$878
45,935
Sole
40,381
0
5,554

DanaherCCommon
235851102
$211
4,000
Sole
4,000
0
0

DieboldICommon
253651103
$14,990
648,201
Sole
599,130
0
49,071

DimeBancCommon
25429Q102
$193
11,020
Sole
0
7,812
0
3,208
DisneyWaCommon
254687106
$2,934
112,840
Sole
112,840
0
0

DowChemiCommon
260543103
$1,141
10,045
Sole
10,045
0
0

DuraPharCommon
266325109
$25,883
1,857,073
Sole
1,656,197
0
197,876

ElectricCommon
284895109
$243
18,315
Sole
10,989
0
7,326

EquifaxICommon
294429105
$420
14,950
Sole
14,950
0
0

FirstDatCommon
319963104
$2,808
64,000
Sole
64,000
0
0

FoxEnterCommon
35138T107
$8,447
351,040
Sole
338,805
0
12,235

GardnerGCommon
366651107
$152
9,484
Sole
5,692
0
3,792

GeneralECommon
369604103
$4,945
41,710
Sole
41,710
0
0

GettyImaCommon
374276103
$1,112
46,080
Sole
40,308
0
5,772

GlobalCrCommon
3921A100
$25,439
959,967
Sole
5,772,881,351
0
78,616

GreatAtlCommon
390064103
$927
30,570
Sole
26,802
0
3,768

GreenpoiCommon
395384100
$1,661
62,550
Sole
0
62,550
0
0
GTECorp.Common
362320103
$5,642
73,388
Sole
73,388
0
0

HarleyDaCommon
412822108
$3,891
77,226
Sole
77,226
0
0

HeinzHJCCommon
423074103
$230
5,360
Sole
5,360
0
0

HelenofTCommon
G4388N106
$886
92,030
Sole
92,030
0
0

Hewlett-Common
428236103
$1,842

20,300
Sole
0
20,300
0
0
HoneywelCommon
438506107
$4,600
41,325
Sole
0
41,325
0
0
IMAXCorpCommon
45245E109
$150
7,500
Sole
7,500
0
0

IMSHealtCommon
449934108
$9,639
422,550
Sole
388,110
0
34,440

InternatCommon
459200101
$2,977
24,604
Sole
24,604
0
0

IXCCommuCommon
450713102
$35,399
897,605
Sole
821,522
0
76,083

Johnson&Common
478160104
$3,619
39,396
Sole
39,396
0
0

JonesIntCommon
480206101
$4,723
87,365
Sole
84,122
0
3,243

KoninkliCommon
500472204
$17,267
170,961
Sole
155,280
0
15,681

LehmanBrCommon
524908100
$4,503
77,145
Sole
3,243
77,145
0
0
ManpowerCommon
56418H100
$505
17,370
Sole
15,681
17,370
0
0
MediaoneCommon
912889201
$5,499
80,495
Sole
80,423
0
72

MGICInveCommon
552848103
$1,256
26,305
Sole
26,305
0
0

MinnesotCommon
604059105
$238
2,480
Sole
2,480
0
0

MotorolaCommon
65332V103
$299
3,400
Sole
3,400
0
0

MylanLabCommon
628530107
$473
25,760
Sole
23,844
0
1,916

NextelCoCommon
65332V103
$46,293
682,665
Sole
628,372
0
54,293

OmnipoinCommon
68212D102
$33,795
604,833
Sole
543,233
0
61,600

PaxsonCoCommon
704231109
$316
25,800
Sole
25,800
0
0

PeoplesHCommon
711147108
$1,181
71,040
Sole
64,824
0
6,216

PriceComCommon
741437305
$911
36,335
Sole
31,121
0
5,214

RSLCommuCommon
G7702V102
$4,462
244,470
Sole
227,463
0
17,007

Reader'sCommon
755267101
$216
7,380
Sole
7,380
0
0

ReliastaCommon
75952U103
$13,190
396,695
Sole
362,647
0
34,048

RuralCelCommon
781904107
$2,276
49,621
Sole
43,497
0
6,124

SchlumbeCommon
806857108
$2,714
43,560
Sole
227,463
43,560
0
0
SmithkliCommon
832378301
$3,393
58,876
Sole
58,876
0
0

St.JudeMCommon
798049103
$29,971
951,457
Sole
862,578
0
88,879

St.PaulBCommon
792848103
$1,334
58,311
Sole
58,311
0
0

TelephonCommon
879433100
$33,787
380,253
Sole
343,569
0
36,684

TexasInsCommon
882508104
$9,281
112,842
Sole
112,842
0
0

TheFirstCommon
337610109
$217
21,155
Sole
0
14,253
0
6,902
TimeWarnCommon
887315109
$554
9,125
Sole
9,125
0
0

UnitedGlCommon
913247508
$4,651
64,940
Sole
45,332
0
19,608

USCellulCommon
911684108
$1,643
24,160
Sole
21,406
0
2,754

ViatelInCommon
925529208
$30,024
1,015,610
Sole
923,229
0
92,381

VodafoneCommon
92857T107
$4,376
18,407
Sole
0
18,407
0
0
VoicestrCommon
928615103
$2,071
33,550
Sole
33,550
0
0

WashingtCommon
939322103
$16,512
564,502
Sole
520,390
0
44,112

WatsonPhCommon
95988E204
$15,984
522,991
Sole
462,774
0
60,217

WesternWCommon
95988E204
$10,628
259,615
Sole
206,920
0
52,695